Intangible Assets and Goodwill (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets And Goodwill (Tables) [Abstract]
Schedule Of Finite Lived Intangible Assets By Major Class Text Block
	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Amortizable Intangible Assets
Non-compete Agreements	$317,080	$(213,639)	$257,466	$(186,659)
Technology	107,696	(40,849)	110,866	(32,582)
License and distribution agreements	225,393	(98,757)	223,828	(80,622)
Self-developed Software	72,328	(32,496)	55,600	(28,193)
Other	343,867	(246,239)	317,579	(227,274)
Construction in progress	57,677	-	58,661	-
	$1,124,041	$(631,980)	$1,024,000	$(555,330)

Schedule Of Indefinite Lived Intangible Assets By Major Class Text Block
	2012	2011
	Carrying	Carrying
	Amount	Amount
Non-amortizable Intangible Assets
Tradename	$209,712	$209,640
Management contracts	8,343	8,342
	$218,055	$217,982

Total Intangible Assets	$710,116	$686,652

Schedule Of Finite Lived Intangible Assets Amortization Expense [Text Block]
Amortization Expense
2010	$70,294
2011	$77,845
2012	$87,441

Finite Lived Intangible Assets Future Amortization Expense [Text Block]
Estimated Amortization Expense
2013	$83,685
2014	$79,719
2015	$77,507
2016	$75,567
2017	$71,060

Schedule Of Goodwill Text Block
	North		Segment
	America	International	Total	Corporate	Total
Balance as of January 1, 2011	$7,024,745	$955,774	$7,980,519	$159,949	$8,140,468
Goodwill acquired, net of divestitures	517,213	626,863	1,144,076	-	1,144,076
Reclassifications	(226,900)	(20,449)	(247,349)	247,480	131
Foreign Currency Translation Adjustment	(436)	(98,099)	(98,535)	510	(98,025)
Balance as of December 31, 2011	$7,314,622	$1,464,089	$8,778,711	$407,939	$9,186,650

Goodwill acquired, net of divestitures	2,172,181	21,106	2,193,287	-	2,193,287
Reclassifications	-	(5,188)	(5,188)	5,188	-
Foreign Currency Translation Adjustment	210	41,352	41,562	390	41,952
Balance as of December 31, 2012	$9,487,013	$1,521,359	$11,008,372	$413,517	$11,421,889